Retirement Plans (Tables)	11 Months Ended
Apr. 30, 2015
Retirement Plans [Abstract]
Change In Projected Benefit Obligation

Change in Projected Benefit Obligation

	April 30,	May 31,
(in millions)	2015	2014
Projected Benefit obligation, beginning of fiscal year	$106.6	$92.7
Service cost	1.2	1.4
Interest cost	3.4	4.2
Plan participants contribution	0.3	0.3
Actuarial (gain) loss	14.7	(0.6)
Benefits payments	(2.2)	(2.5)
Assumption changes	0.6	3.9
Curtailment/settlement	(0.3)	(0.4)
Currency translation adjustment	(10.0)	7.6
Projected benefit obligation, end of fiscal year	$114.3	$106.6

Accumulated benefit obligation, end of fiscal year	$109.2	$101.7

Change In Plan Assets

Change in Plan Assets

	April 30,	May 31,
(in millions)	2015	2014
Fair value of plan assets, beginning of fiscal year	$74.2	$60.2
Actual return on plan assets	6.1	4.5
Employer contribution	2.3	3.8
Plan participants contribution	0.3	0.3
Benefits payments	(1.8)	(2.1)
Currency translation adjustment	(6.2)	7.5
Fair value of plan assets, end of fiscal year	$74.9	$74.2

Funded status, end of fiscal year	$(39.4)	$(32.4)

Amounts Recognized In The Consolidated Balance Sheets

Amounts Recognized on Our Consolidated Balance Sheets

	April 30,	May 31,
(in millions)	2015	2014
Non-current asset	$1.0	$1.5
Current liability	(0.1)	(2.1)
Non-current liability	(40.3)	(31.8)
Total	$(39.4)	$(32.4)

Amounts Recognized In Accumulated Other Comprehensive Income (Loss)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

	April 30,	May 31,
(in millions)	2015	2014	2013
Net actuarial gain (loss)	$(19.9)	$(8.5)	$(10.2)
Prior service cost	(1.0)	(1.4)	(1.5)
Tax	4.6	2.5	2.8
Total amounts recognized in accumulated other comprehensive income (loss)	$(16.3)	$(7.4)	$(8.9)

Components Of Net Periodic Pension Cost

Components of Net Periodic Pension Cost

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Service cost	$1.2	$1.4	$1.1
Interest cost	3.4	4.2	3.6
Amortization of prior service cost	0.2	1.9	0.2
Amortization of net actuarial (gain) loss	0.3	0.6	0.3
Expected return on plan assets	(3.7)	(3.9)	(2.9)
Net periodic pension cost	$1.4	$4.2	$2.3

Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Net actuarial gain (loss)	$(11.4)	$1.7	$0.5
Prior service cost	0.6	2.0	0.7
Amortization of prior service cost	(0.2)	(1.9)	(0.2)
Tax	2.1	(0.3)	0.6
Total recognized in other comprehensive income (loss)	$(8.9)	$1.5	$1.6

Total recognized in net periodic benefit costs and other comprehensive income (loss)	$(10.3)	$(2.7)	$(0.7)

Estimated Amortization To Be Recognized As Part Of Net Periodic Pension Cost

(in millions)
Net actuarial (gain) loss	$0.7
Prior service cost	$0.2

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

	April 30,	May 31,
(in millions)	2015	2014
Projected benefit obligation	$113.0	$105.0
Accumulated benefit obligation	$107.8	$100.1
Fair value of plan assets	$72.5	$71.2

Schedule of Fair Value of Plan Assets

	April 30, 2015
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Equity securities	$-	$42.9	$-	$42.9
Debt securities	-	21.4	-	21.4
Other	0.3	10.3	-	10.6
Total	$0.3	$74.6	$-	$74.9

	May 31, 2014
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Equity securities	$-	$42.6	$-	$42.6
Debt securities	-	22.3	-	22.3
Other	0.4	8.9	-	9.3
Total	$0.4	$73.8	$-	$74.2

Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-Average Assumptions Used to Determine Benefit Obligations
	April 30,	May 31,
	2015	2014	2013
Projected benefit obligation
Discount rate	2.9%	3.9%	4.1%
Rate of compensation increase	2.5%	2.9%	3.8%
Net periodic benefit cost
Discount rate	3.7%	4.0%	4.2%
Expected rate of return on plan assets	5.5%	5.5%	5.6%
Rate of compensation increase	2.5%	3.1%	3.7%

The Asset Allocation For Pension Plans By Asset Category

	Target	Percentage of
	Allocation	Plan Assets at
	Fiscal 2016	April 30, 2015

Equity securities	57.3%	57.3%
Debt instruments	28.6%	28.6%
Other	14.1%	14.1%

Future Benefit Payments Related To Our Defined Benefit Plans

(in millions)
Fiscal 2016	$2.2
Fiscal 2017	2.1
Fiscal 2018	2.5
Fiscal 2019	2.2
Fiscal 2020	2.5
Fiscal 2021 through 2025	14.1
Total	$25.6